9. Debt Issue Costs (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Debt Issue Costs
Debt issue costs - net - December 31, 2013	$235,211
Debt issue cost additions	69,600
Accumulated expense	(154,851)
Debt issue costs - December 31, 2014	161,946
Accumulated expense	(38,612)
Debt issue costs - net -March 31, 2015	$123,334